Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share reconciliation
The following table provides a reconciliation between basic and diluted earnings per share:

In millions, except per share data	Year ended December 31,	2018	2017	2016
Net income		$4,328	$5,484	$3,640
Weighted-average basic shares outstanding		734.5	753.6	776.0
Dilutive effect of stock-based compensation		3.2	3.7	3.2
Weighted-average diluted shares outstanding		737.7	757.3	779.2
Basic earnings per share		$5.89	$7.28	$4.69
Diluted earnings per share		$5.87	$7.24	$4.67
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		0.6	0.4	1.2
Performance share units		0.3	0.1	0.2